Accounts Receivable, Net- Schedule of Accounts Receivable, Net (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 5,673,528	¥ 41,171,088		¥ 51,483,121
Allowance for credit losses	(1,538,952)	(11,167,713)	$ (1,521,604)	(11,041,825)	¥ (10,921,962)
Total	$ 4,134,576	¥ 30,003,375		¥ 40,441,296